CONSOLIDATED VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
CONSOLIDATED VARIABLE INTEREST ENTITIES
Schedule of assets which are collateral for related obligations of the variable interest entities

The following table shows assets which are collateral for the related obligations of the variable interest entities, included in our consolidated balance sheets (in millions):

	Vacation Ownership Notes Receivable Securitization (1)
	December 31,	December 31,
	2017	2016
Assets
Restricted cash	$20	$34
Interest receivable	4	3
Vacation ownership mortgages receivable, net	559	429
Total	$583	$466

Liabilities
Interest payable	$1	$1
Securitized debt	575	430
Total	$576	$431
(1)	The creditors of these entities do not have general recourse to us.